SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Allowance for Doubtful Accounts) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0	$ 0